Schedule of minimum future rental payments due under non-cancelable operating leases with remaining terms (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
2013	$ 18,266	$ 83,290
2014	73,964	49,602
2015	57,640	42,162
Minimum future rental payments due under non-cancelable operating leases	$ 148,970	$ 175,054